UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-4250

Seligman Municipal Series Trust
(Exact name of Registrant as specified in charter)

100 Park Avenue
New York, New York 10017
(Address of principal executive offices) (Zip code)

Lawrence P. Vogel
100 Park Avenue
New York, New York 10017
(Name and address of agent for service)

Registrant’s telephone number, including area code: (212) 850-1864

Date of fiscal year end: 09/30

Date of reporting period: 03/31/04

FORM N-CSR

ITEM 1.	REPORTS TO STOCKHOLDERS.
SELIGMAN MUNICIPAL SERIES TRUST
Semi-Annual Report March 31, 2004

Seligman
Municipal Series Trust
California High-Yield Series California Quality Series Florida Series North Carolina Series	Mid-Year Report March 31, 2004 Seeking Income Exempt From Regular Income Tax

Seligman 140 Years of Investment Experience

J. & W. Seligman & Co. Incorporated is a firm with a long tradition of investment expertise, offering a broad array of investment choices to help today’s investors seek their long-term financial goals.

Established in 1864, Seligman has a history of providing financial services marked not by fanfare, but rather by a quiet and firm adherence to financial prudence. While the world has changed dramatically in the 140 years since Seligman first opened its doors, the firm has continued to offer its clients high-quality investment solutions through changing times.

In the late 19th century, as the country grew, Seligman helped finance the westward expansion of the railroads, the construction of the Panama Canal, and the launching of urban transit systems. In the early 20th century, the firm helped fund the growing capital needs of new industries, including the nascent automobile and steel industries.

With the formation of Tri-Continental Corporation in 1929 — today, one of the nation’s largest diversified publicly-traded closed-end equity investment companies — Seligman began shifting its emphasis to investment management. In 1930, Seligman established what would be the first in an impressive lineup of mutual funds.

Seligman is proud of its distinctive past and of the traditional values that continue to shape the firm’s business decisions and investment judgment. While much has changed over the years, the firm’s commitment to providing prudent investment management that seeks to build wealth for clients over time is an enduring value that will continue to guide Seligman.

To The Shareholders

We are pleased to present the mid-year shareholder report for Seligman Municipal Series Trust, covering the six months ended March 31, 2004. This report contains investment results, and financial statements, as well as each Series’ portfolio of investments.

We appreciate your continued support of Seligman Municipal Series Trust and look forward to serving your investment needs for many years to come.

By Order of the Trustees,

William C. Morris Chairman

Brian T. Zino President

May 7, 2004

1

Performance Overview and Portfolio Summary (Unaudited)
Investment Results
California High-Yield Series

Total Returns For Periods Ended March 31, 2004

		Average Annual

	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A**

With Sales Charge	(1.15)%	0.83%	4.17%	5.53%	n/a

Without Sales Charge	3.81	5.87	5.18	6.04	n/a

Class C**

With Sales Charge and CDSC#	1.26	2.98	n/a	n/a	4.25%

Without Sales Charge and CDSC	3.34	5.08	n/a	n/a	4.48

Class D**

With 1% CDSC	2.34	4.08	n/a	n/a	n/a

Without CDSC	3.34	5.08	4.24	5.10	n/a

Lehman Brothers Municipal Bond Index***	3.12	5.86	6.00	6.81	6.27	‡

Net Asset Value Per Share				Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2004

	3/31/04	9/30/03	3/31/03	Dividend†	Capital Gain†	SEC Yield††

Class A	$6.69	$6.59	$6.60	$0.139	$0.009	3.44%

Class C	6.70	6.60	6.60	0.109	0.009	2.68

Class D	6.70	6.60	6.60	0.109	0.009	2.71

Holdings By Market Sectorø		Moody’s/S&P Ratingsø

Revenue Bonds	93%	Aaa/AAA	8%

General Obligation Bondsøø	7	Aa/AA	6

		A/A	54

Weighted Average Maturity	25.3 years	Baa/BBB	25

		Ca/CCC	7

----------------------
See footnotes on page 6.

2

Performance Overview and Portfolio Summary (Unaudited)

Investment Results
California Quality Series

Total Returns
For Periods Ended March 31, 2004

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A**

With Sales Charge	(1.95)%	(0.38)%	4.07%	5.63%	n/a

Without Sales Charge	2.90	4.53	5.08	6.15	n/a

Class C**

With Sales Charge and CDSC#	0.42	1.43	n/a	n/a	4.26%

Without Sales Charge and CDSC	2.45	3.46	n/a	n/a	4.48

Class D**

With 1% CDSC	1.45	2.46	n/a	n/a	n/a

Without CDSC	2.45	3.46	4.13	5.17	n/a

Lehman Brothers Municipal Bond Index***	3.12	5.86	6.00	6.81	6.27	‡

Net Asset Value Per Share				Dividend Per Share and Yield Information For Periods Ended March 31, 2004
	3/31/04	9/30/03	3/31/03	Dividend†	SEC Yield††

Class A	$6.94	$6.88	$6.91	$0.138	2.52%

Class C	6.91	6.85	6.89	0.107	1.73

Class D	6.91	6.85	6.89	0.107	1.75

Holdings By Market Sectorø		Moody’s/S&P Ratingsø

Revenue Bonds	83%	Aaa/AAA	75%

General Obligation Bondsøø	17	Aa/AA	5

		A/A	9

Weighted Average Maturity	20.9 years	Baa/BBB	11

----------------------
See footnotes on page 6.

3

Performance Overview and Portfolio Summary (Unaudited)

Investment Results
Florida Series

Total Returns
For Periods Ended March 31, 2004

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A**

With Sales Charge	(2.64)%	0.35%	4.25%	5.61%	n/a

Without Sales Charge	2.19	4.60	5.26	6.12	n/a

Class C**

With Sales Charge and CDSC#	(0.19)	1.68	n/a	n/a	4.52%

Without Sales Charge and CDSC	1.80	3.68	n/a	n/a	4.74

Class D**

With 1% CDSC	0.67	2.68	n/a	n/a	n/a

Without CDSC	1.67	3.68	4.45	5.32	n/a

Lehman Brothers Municipal Bond Index***	3.12	5.86	6.00	6.81	6.27	‡

Net Asset Value Per Share				Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2004

	3/31/04	9/30/03	3/31/03	Dividend†	Capital Gain†	SEC Yield††

Class A	$8.08	$8.08	$8.05	$0.159	$0.016	2.20%

Class C	8.09	8.09	8.07	0.129	0.016	1.55

Class D	8.09	8.10	8.07	0.129	0.016	1.57

Holdings By Market Sectorø		Moody’s/S&P Ratingsø

Revenue Bonds	67%	Aaa/AAA	71%

General Obligation Bondsøø	33	Aa/AA	7

		A/A	22

Weighted Average Maturity	18.1 years

----------------------
See footnotes on page 6.

4

Performance Overview and Portfolio Summary (Unaudited)

Investment Results
North Carolina Series

Total Returns
For Periods Ended March 31, 2004

		Average Annual
	Six Months*	One Year	Five Years	Ten Years	Class C Since Inception 5/27/99

Class A**

With Sales Charge	(2.71)%	(0.19)%	3.90%	5.50%	n/a

Without Sales Charge	2.19	4.75	4.91	6.01	n/a

Class C**

With Sales Charge and CDSC#	(0.17)	1.84	n/a	n/a	4.17%

Without Sales Charge and CDSC	1.81	3.85	n/a	n/a	4.38

Class D**

With 1% CDSC	0.81	2.85	n/a	n/a	n/a

Without CDSC	1.81	3.85	4.13	5.20	n/a

Lehman Brothers Municipal Bond Index***	3.12	5.86	6.00	6.81	6.27	‡

Net Asset Value Per Share				Dividend and Capital Gain Per Share, and Yield Information For Periods Ended March 31, 2004

	3/31/04	9/30/03	3/31/03	Dividend†	Capital Gain†	SEC Yield††

Class A	$8.14	$8.14	$8.08	$0.142	$0.034	2.22%

Class C	8.13	8.13	8.08	0.112	0.034	1.57

Class D	8.13	8.13	8.08	0.112	0.034	1.59

Holdings By Market Sectorø		Moody’s/S&P Ratingsø

Revenue Bonds	74%	Aaa/AAA	45%

General Obligation Bondsøø	26	Aa/AA	32

		A/A	7

Weighted Average Maturity	16.7 years	Baa/BBB	16

---------------

See footnotes on page 6.

5

Performance Overview and Portfolio Summary (Unaudited)

---------------

*	Returns for periods of less than one year are not annualized.
**
Return figures reflect any change in price and assume all distributions within the period are reinvested in additional shares. Returns for Class A shares are calculated with and without the effect of the initial 4.75% maximum sales charge. Returns for Class C shares are calculated with and without the effect of the initial 1% maximum sales charge and the 1% contingent deferred sales charge ("CDSC") that is charged on redemptions made within 18 months of purchase. Returns for Class D shares are calculated with and without the effect of the 1% CDSC, charged on redemptions made within one year of purchase. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Current performance may be higher or lower than the performance data quoted. A portion of each Series’ income may be subject to applicable state and local taxes, and any amount may be subject to the federal alternative minimum tax. An investment in the Trust is not insured by the Federal Deposit Insurance Corporation or any other government agency. Past performance is not indicative of future investment results. During the periods presented, the Manager, at its discretion, waived a portion of its management fee for the California High-Yield and Florida Series. Absent such waivers, returns would have been lower. The Manager may discontinue such waivers at any time.

***
The Lehman Brothers Municipal Bond Index is an unmanaged index that does not include any fees or sales charges. It is composed of approximately 60% revenue bonds and 40% state government obligations. Investors cannot invest directly in an index.

#	The CDSC is 1% for periods of 18 months or less.
‡	From 5/28/99.
†	Represents per share amount paid or declared for the six months ended March 31, 2004.
††
Current yield, representing the annualized yield for the 30-day period ended March 31, 2004, has been computed in accordance with SEC regulations and will vary. During the period, the Manager, at its discretion, waived a portion of its management fee for the California High-Yield and Florida Series. Without these waivers the yields would be as follows:

	Class A	Class C	Class D

California High-Yield Series	3.34%	2.58%	2.61%

Florida Series	2.05	1.40	1.42

ø	Percentages based on current market values of long-term holdings at March 31, 2004.
øø	Includes pre-refunded and escrowed-to-maturity securities.

6

Portfolios of Investments (Unaudited)
March 31, 2004
California High-Yield Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$1,000,000	California Department of Veterans Affairs (Home Purchase Rev.), 5-1/2% due 12/1/2018*	Aa2/A	$1,049,460

1,500,000	California Department of Veterans Affairs (Home Purchase Rev.), 5.60% due 12/1/2028	Aaa/AAA	1,547,340

275,000	California Educational Facilities Authority Rev. (Loyola Marymount University), 5-3/4% due 10/1/2024	A2/NR	281,221

2,000,000	California Educational Facilities Authority Rev. (Scripps College), 5% due 8/1/2031	A1/NR	2,046,700

3,000,000	California Health Facilities Financing Authority Rev. (Cedars-Sinai Medical Center), 6-1/4% due 12/1/2034	A3/NR	3,253,830

2,750,000	California Health Facilities Financing Authority Rev. (Kaiser Permanente), 5.40% due 5/1/2028††	A3/A	2,959,770

2,500,000	California Housing Finance Agency (Multi-Family Housing Rev.), 5-3/8% due 2/1/2036*	Aa3/AA-	2,565,600

1,510,000	California Housing Finance Agency (Single Family Mortgage), 5.40% due 8/1/2028*	Aaa/AAA	1,564,994

2,500,000	California Infrastructure and Economic Development Bank Rev. (The J. David Gladstone Institutes Project), 5-1/4% due 10/1/2034	NR/A-	2,580,050

1,750,000	California Pollution Control Financing Authority Rev. (Pacific Gas & Electric Co.), 5-7/8% due 6/1/2023*	NR/CCC	1,738,100

1,000,000	California Pollution Control Financing Authority Rev. (Pacific Gas & Electric Co.), 5.85% due 12/1/2023*	NR/CCC	1,001,000

2,500,000	California Statewide Communities Development Authority Rev. (Sutter Health), 5-5/8% due 8/15/2042	A1/AA-	2,623,800

1,500,000	Foothill/Eastern Transportation Corridor Agency, CA Toll Road Rev., 5-3/4% due 1/15/2040	Baa3/BBB-	1,530,975

2,870,000	Modesto, CA Irrigation District Certificates of Participation, 5.30% due 7/1/2022	A2/A+	2,872,095

2,005,000	Pleasanton, CA Joint Powers Financing Authority Reassessment Rev., 6.15% due 9/2/2012	Baa1/NR	2,051,436

3,000,000	Puerto Rico Highway & Transportation Authority Rev., 5-1/2% due 7/1/2036	Baa1/A	3,308,220

3,000,000	San Bernardino, CA Joint Powers Financing Authority (California Dept. of Transportation Lease), 5-1/2% due 12/1/2020	Baa2/BBB-	3,092,520

2,000,000	San Francisco, CA City & County Public Utilities Commission Rev., 5% due 11/1/2026	A1/A+	2,036,780

2,000,000	Washington Township, CA Hospital District Hospital Healthcare System Rev., 5-1/4% due 7/1/2029	A2/NR	2,060,580

Total Municipal Bonds (Cost $38,177,839) — 93.6%			40,164,471

---------------
See footnotes on page 12.

7

Portfolios of Investments (Unaudited)
March 31, 2004

California High-Yield Series (continued)

Face Amount	Variable Rate Demand Notes	Ratings Moody’s/S&P	Value

$1,000,000	New York City, NY Municipal Water Finance Authority, Water & Sewer System Rev. due 6/15/2023	VMIG 1/A-1+	$1,000,000

800,000	North Central, TX Health Facilities Development Corporation Rev. (Presbyterian Healthcare System Project) due 12/1/2015	VMIG 1/A-1+	800,000

400,000	South Fork, PA Municipal Authority Hospital Rev. (Conemaugh Health System Projects) due 7/1/2028	NR/A-1	400,000

	Total Variable Rate Demand Notes (Cost $2,200,000) — 5.1%		2,200,000

	Total Investments (Cost $40,377,839) — 98.7%		42,364,471

	Other Assets Less Liabilities — 1.3%		530,562

Net Assets — 100.0%			$42,895,033

California Quality Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$3,000,000	California Department of Water Resources Water System Rev. (Central Valley Project), 6.10% due 12/1/2029ø	Aaa/AA	$3,326,400

3,000,000	California Educational Facilities Authority Rev. (Pepperdine University), 5% due 11/1/2029	A1/NR	3,087,600

2,000,000	California Educational Facilities Authority Rev. (Stanford University), 5.35% due 6/1/2027	Aaa/AAA	2,145,080

3,000,000	California Educational Facilities Authority Rev. (University of San Diego), 5% due 10/1/2028	Aaa/NR	3,101,790

1,000,000	California Infrastructure & Economic Development Bank Rev. (Bay Area Toll Bridge Seismic Retrofit), 5% due 7/1/2023	Aaa/AAA	1,056,020

4,000,000	California Pollution Control Financing Authority Rev. (Mobil Oil Corporation Project), 5-1/2% due 12/1/2029*	Aaa/AAA	4,293,120

4,000,000	California State GOs, 5-3/8% due 10/1/2027	Baa1/BBB	4,099,080

2,420,000	California State Veterans GOs, 5.70% due 12/1/2032*	Baa1/A	2,491,826

3,000,000	California Statewide Communities Development Authority Certificates of Participation (The Trustees of the J. Paul Getty Trust), 5% due 10/1/2023	Aaa/AAA	3,044,310

2,000,000	California Statewide Communities Development Authority Rev. (Kaiser Permanente), 5.50% due 11/1/2032	A3/A	2,068,020

3,000,000	East Bay, CA Municipal Utility District Water System Rev., 5% due 6/1/2026	Aaa/AAA	3,064,230

2,500,000	Eastern Municipal Water District, CA Water and Sewer Rev., 6-3/4% due 7/1/2012	Aaa/AAA	3,088,800

2,000,000	Los Angeles, CA Department of Water & Power Water System Rev., 5-1/8% due 7/1/2041	Aa3/AA	2,062,600

3,000,000	Orange County, CA Local Transportation Authority (Measure M Sales Tax Rev.), 6% due 2/15/2009	Aaa/AAA	3,497,610

1,000,000	Rancho, CA Water District Financing Authority Rev., 5.90% due 11/1/2015	Aaa/AAA	1,086,420

---------------
See footnotes on page 12.

8

Portfolios of Investments (Unaudited)
March 31, 2004
California Quality Series (continued)

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$4,000,000	Regents of the University of California Rev. (Multiple Purpose Projects), 5-3/8% due 9/1/2024	Aaa/AAA	$4,307,920

1,000,000	Sacramento County, CA Sanitation Districts Financing Authority Rev. (Sacramento Regional County Sanitation District), 5-7/8% due 12/1/2027	Aa3/AA	1,070,280

4,000,000	Sacramento County, CA Sanitation Districts Financing Authority Rev. (Sacramento Regional County Sanitation District), 5% due 12/1/2027	Aaa/AAA	4,123,600

4,250,000	San Francisco, CA Bay Area Rapid Transit District (Sales Tax Rev.), 5% due 7/1/2028	Aaa/AAA	4,364,367

3,000,000	San Francisco, CA City and County Airports Commission Rev. (International Airport), 6.60% due 5/1/2024*	Aaa/AAA	3,072,000

Total Municipal Bonds (Cost $54,355,890) — 93.1%			58,451,073

Variable Rate Demand Notes

100,000	Columbia, AL Industrial Development Board Pollution Control Rev. (Alabama Power Co. Project) due 10/1/2022	VMIG 1/A-1	100,000

400,000	Lehigh County, PA General Purpose Authority Rev. (Lehigh Valley Hospital) due 7/1/2028	VMIG 1/NR	400,000

2,000,000	New York City, NY GOs due 8/1/2018	VMIG 1/A-1+	2,000,000

1,000,000	North Central, TX Health Facilities Development Corporation Rev. (Presbyterian Healthcare System Project) due 12/1/2015	VMIG 1/A-1+	1,000,000

Total Variable Rate Demand Notes (Cost $3,500,000) — 5.6%			3,500,000

Total Investments (Cost $57,855,890) — 98.7%			61,951,073

Other Assets Less Liabilities — 1.3%			847,513

Net Assets — 100.0%			$62,798,586

Florida Series

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$2,000,000	Broward County, FL Airport System Rev., 5-1/4% due 10/1/2026*	Aaa/AAA	$2,080,620

1,000,000	Dade County, FL Aviation Rev., 6-1/8% due 10/1/2020ø	Aaa/AAA	1,043,450

2,000,000	Dade County, FL Public Improvement GOs, 5-3/4% due 10/1/2016	Aaa/AAA	2,200,000

1,750,000	Escambia County, FL Health Facilities Authority Rev. (Ascension Health Credit Group), 6% due 11/15/2031ø	Aa2/AAA	2,068,885

295,000	Florida Housing Finance Agency Rev. (General Mortgage), 6.35% due 6/1/2014	NR/AAA	301,396

625,000	Florida Housing Finance Agency Rev. (Homeowner Mortgage), 6.20% due 7/1/2027*	Aa2/AA	651,481

265,000	Florida Housing Finance Agency Rev. (Single Family Mortgage), 6.55% due 7/1/2014*	Aaa/AAA	269,272

595,000	Florida Housing Finance Corporation Rev. (Homeowner Mortgage), 5.95% due 1/1/2032*	Aaa/AAA	627,267

---------------
See footnotes on page 12.

9

Portfolios of Investments (Unaudited)
March 31, 2004

Florida Series (continued)

Face Amount	Municipal Bonds	Ratings Moody’s/S&P	Value

$2,500,000	Florida Ports Financing Commission Rev. (State Transportation Trust Fund), 5-3/8% due 6/1/2027*	Aaa/AAA	$2,578,050

2,500,000	Florida State Turnpike Authority Rev., 5-5/8% due 7/1/2025ø	Aaa/AAA	2,663,050

2,000,000	Greater Orlando Aviation Authority, FL Airport Facilities Rev., 5-1/4% due 10/1/2023*	Aaa/AAA	2,049,260

2,000,000	Hillsborough County, FL School Board (Certificates of Participation), 6% due 7/1/2025ø	Aaa/AAA	2,360,960

2,000,000	Jacksonville, FL Electric Authority System Rev., 5-1/2% due 10/1/2041	Aa2/AA	2,156,320

2,000,000	Jacksonville, FL Electric Authority (Water & Sewer System) Rev., 5-3/8% due 10/1/2030	Aaa/AAA	2,119,680

1,000,000	Jacksonville, FL Port Authority Airport Rev., 6-1/4% due 10/1/2024*	Aaa/AAA	1,077,320

2,000,000	Jacksonville, FL Sewage & Solid Waste Disposal Facilities Rev. (Anheuser—Busch Project), 5-7/8% due 2/1/2036*	A1/A+	2,087,540

1,000,000	Lee County, FL Water & Sewer Rev., 5% due 10/1/2023	Aaa/NR	1,054,920

2,000,000	Marion County, FL Hospital District Health System Rev. (Munroe Regional Health System), 5-5/8% due 10/1/2024	A2/NR	2,061,940

1,750,000	Orange County, FL Health Facilities Authority Hospital Rev. (Adventist Health System/Sunbelt Obligation Group), 6-3/8% due 11/15/2020	A3/A	1,933,155

2,000,000	Pinellas County, FL Health Facilities Authority Rev. (Baycare Health System), 5-1/2% due 11/15/2033	A1/NR	2,078,360

2,000,000	Reedy Creek, FL Improvement District Utilities Rev., 5-1/8% due 10/1/2019	Aaa/AAA	2,150,020

1,750,000	Tampa Bay, FL Regional Water Supply Utility System Authority Rev., 5-3/4% due 10/1/2029ø	Aaa/AAA	2,062,707

Total Municipal Bonds (Cost $34,683,870) — 90.2%			37,675,653

Variable Rate Demand Notes

200,000	New York City, NY GOs due 8/1/2016	VMIG 1/A-1+	200,000

900,000	New York City, NY GOs due 8/1/2015	VMIG 1/A-1+	900,000

1,775,000	Sarasota County, FL Public Hospital Board (Sarasota Memorial Hospital Project) due 7/1/2037	VMIG 1/NR	1,775,000

500,000	West Jefferson, AL Industrial Development Board Pollution Control Rev. (Alabama Power Company) due 6/1/2028	VMIG 1/A-1	500,000

Total Variable Rate Demand Notes (Cost $3,375,000) — 8.1%			3,375,000

Total Investments (Cost $38,058,870) — 98.3%			41,050,653

Other Assets Less Liabilities — 1.7%			699,940

Net Assets —100.0%			$41,750,593

---------------
See footnotes on page 12.

10

Portfolios of Investments (Unaudited)
March 31, 2004
North Carolina Series

Face		Ratings
Amount	Municipal Bonds	Moody’s/S&P	Value

$1,250,000	Appalachian State University, NC Housing & Student Center System Rev., 5.60% due 7/15/2020	Aaa/NR	$1,403,438

1,250,000	Asheville, NC Water System Rev., 5.70% due 8/1/2025	Aaa/AAA	1,364,350

1,185,000	Buncombe County, NC Metropolitan Sewer District Sewer System Rev., 5% due 7/1/2020	Aaa/AAA	1,268,223

1,000,000	Charlotte, NC Storm Water Fee Rev., 6% due 6/1/2025ø	Aa2/AA+	1,190,090

1,250,000	Charlotte, NC Water & Sewer System Rev., 5-1/4% due 6/1/2025ø	Aa1/AAA	1,436,350

2,000,000	Charlotte-Mecklenburg Hospital Authority, NC Health Care System Rev., 5-3/4% due 1/15/2021	Aa3/AA	2,155,320

250,000	City of Winston-Salem, NC Water & Sewer System Rev., 5-1/8% due 6/1/2028ø	Aa2/AAA	285,500

215,000	Greensboro, NC Combined Enterprise System Rev., 5-1/4% due 6/1/2022	Aa3/AA+	232,866

2,500,000	Martin County, NC Industrial Facilities and Pollution Control Financing Authority Solid Waste Disposal Rev. (Weyerhaeuser Company Project), 6% due 11/1/2025*	Baa2/BBB	2,571,075

735,000	North Carolina Housing Finance Agency Rev. (Home Ownership), 6.40% due 7/1/2028*	Aa2/AA	791,808

375,000	North Carolina Housing Finance Agency Rev. (Single Family), 6-1/2% due 3/1/2018	Aa2/AA	382,215

1,500,000	North Carolina Medical Care Commission Hospital Rev. (First Health of the Carolinas Project), 5% due 10/1/2028	Aa3/AA	1,525,200

1,500,000	North Carolina Medical Care Commission Hospital Rev. (Gaston Health Care), 5% due 2/15/2029	A1/A+	1,507,485

1,750,000	North Carolina Municipal Power Agency No. 1 (Catawba Electric Rev.), 5% due 1/1/2020††	Aaa/AAA	1,918,910

1,000,000	Puerto Rico Electric Power Authority Rev., 5-1/4% due 7/1/2021	Aaa/AAA	1,137,150

1,000,000	University of North Carolina at Chapel Hill Hospital Rev., 5-1/4% due 2/15/2026ø	A1/AA	1,087,820

1,250,000	University of North Carolina at Charlotte Rev. (Student Activity Center), 5-1/2% due 6/1/2021	Aaa/AAA	1,321,925

1,000,000	Wake County, NC Industrial Facilities & Pollution Control Financing Authority Rev. (Carolina Power & Light), 5-3/8% due 2/1/2017	A3/BBB	1,079,340

Total Municipal Bonds (Cost $20,739,966) — 89.0%			22,659,065

---------------
See footnotes on page 12.

11

Portfolios of Investments (Unaudited)
March 31, 2004
North Carolina Series (continued)

Face		Ratings
Amount	Variable Rate Demand Notes	Moody’s/S&P	Value

$1,000,000	Missouri State Health & Educational Facilities Authority Health Facility Rev. (Cox Health System) due 6/1/2022	VMIG 1/A-1	$1,000,000

400,000	University Athletic Association Inc., FL (University of Florida Stadium Project) due 2/1/2020	VMIG 1/NR	400,000

1,000,000	West Jefferson, AL Industrial Development Board Pollution Control Rev. (Alabama Power Company) due 6/1/2028	VMIG 1/A-1	1,000,000

Total Variable Rate Demand Notes (Cost $2,400,000) — 9.4%			2,400,000

Total Investments (Cost $23,139,966) — 98.4%			25,059,065

Other Assets Less Liabilities — 1.6%			399,930

Net Assets — 100.0%			$25,458,995

---------------
ø	Pre-refunded security.
††	Escrowed-to-maturity security.
*	Interest income earned from this security is subject to the federal alternative minimum tax.
See Notes to Financial Statements.

12

Statements of Assets and Liabilities
(Unaudited)
March 31, 2004

Assets:	California High-Yield Series	California Quality Series	Florida Series	North Carolina Series

Investments, at value:*

Long-term holdings	$40,164,471	$58,451,073	$37,675,653	$22,659,065

Short-term holdings	2,200,000	3,500,000	3,375,000	2,400,000

Total Investments	42,364,471	61,951,073	41,050,653	25,059,065

Cash	81,592	33,139	89,486	67,241

Interest receivable	600,371	1,002,278	800,684	313,642

Expenses prepaid to shareholder service agent	10,260	12,736	8,844	5,307

Receivable for securities sold	—	—	—	171,842

Other	2,353	3,407	2,791	1,455

Total Assets	43,059,047	63,002,633	41,952,458	25,618,552

Liabilities:

Dividends payable	67,338	95,821	58,588	32,301

Payable for Shares of Beneficial Interest repurchased	37,855	27,066	88,770	84,054

Management fee payable	14,722	27,161	12,535	10,957

Distribution and service fees payable	8,767	10,300	13,167	7,969

Accrued expenses and other	35,332	43,699	28,805	24,276

Total Liabilities	164,014	204,047	201,865	159,557

Net Assets	$42,895,033	$62,798,586	$41,750,593	$25,458,995

Composition of Net Assets:

Shares of Beneficial Interest, at par:

Class A	$5,422	$8,133	$4,377	$2,651

Class C	469	736	59	383

Class D	515	188	193	96

Additional paid-in capital	40,611,236	58,120,036	38,673,774	23,457,466

Undistributed net investment income	140,646	194,683	80,213	46,742

Undistributed/accumulated net realized gain (loss)	150,113	379,627	(346)	32,558

Net unrealized appreciation of investments	1,986,632	4,095,183	2,991,783	1,919,099

Net Assets	$42,895,033	$62,798,586	$41,750,593	$25,458,995

(Continued on page 14.)

________ *Cost of investments	$40,377,839	$57,855,890	$38,058,870	$23,139,966
See footnotes on page 14.

13

Statements of Assets and Liabilities
(Unaudited) (continued)
March 31, 2004

	California High-Yield Series	California Quality Series	Florida Series	North Carolina Series
Net Assets:
Class A	$36,301,103	$56,412,959	$35,347,909	$21,569,993

Class C	$3,139,787	$5,087,662	$4,844,730	$3,112,306

Class D	$3,454,143	$1,297,965	$1,557,954	$776,696

Shares of Beneficial Interest Outstanding (unlimited shares authorized; $0.001 par value):

Class A	5,422,394	8,133,492	4,376,825	2,651,241

Class C	468,555	736,084	598,698	383,015

Class D	515,365	187,779	192,531	95,579

Net Asset Value per Share:

Class A	$6.69	$6.94	$8.08	$8.14

Class C	$6.70	$6.91	$8.09	$8.13

Class D	$6.70	$6.91	$8.09	$8.13

------------
See Notes to Financial Statements.

14

Statements of Operations (Unaudited)
For the Six Months Ended March 31, 2004

Investment Income:	California High-Yield Series	California Quality Series	Florida Series	North Carolina Series

Interest	$1,163,189	$1,648,895	$1,018,157	$618,119

Expenses:

Management fees	111,041	165,002	102,155	65,291

Distribution and service fees	53,998	63,426	74,922	47,266

Shareholder account services	47,948	58,698	41,007	24,352

Auditing and legal fees	13,435	17,491	13,521	10,135

Registration	7,658	8,001	6,778	6,402

Custody and related services	7,414	10,570	6,881	4,749

Trustee’s fees and expenses	5,237	5,566	4,667	4,314

Shareholder reports and communications	3,135	4,652	3,160	2,463

Miscellaneous	2,532	3,302	2,233	1,770

Total Expenses

Before Management Fee Waiver	252,398	336,708	255,324	166,742

Fee Waiver (Note 4)	(22,232)	—	(30,647)	—

Total Expenses

After Management Fee Waiver	230,166	336,708	224,677	166,742

Net Investment Income	933,023	1,312,187	793,480	451,377

Net Realized and Unrealized Gain (Loss) on Investments:

Net realized gain on investments	192,896	540,551	1,818	90,990

Net change in unrealized appreciation of investments	529,993	5,501	43,585	(1,122)

Net Gain on Investments	722,889	546,052	45,403	89,868

Increase in Net Assets from Operations	$1,655,912	$1,858,239	$838,883	$541,245

------------
See Notes to Financial Statements.

15

Statements of Changes in Net Assets
(Unaudited)

	California High-Yield Series		California Quality Series
Operations:	Six Months Ended 3/31/04	Year Ended 9/30/03	Six Months Ended 3/31/04	Year Ended 9/30/03

Net investment income	$933,023	$2,134,838	$1,312,187	$2,900,076

Net realized gain on investments	192,896	140,138	540,551	22,618

Net change in unrealized appreciation of investments	529,993	(1,238,128)	5,501	(1,945,933)

Increase in Net Assets from Operations	1,655,912	1,036,848	1,858,239	976,761

Distributions to Shareholders:

Net investment income:

Class A	(786,045)	(1,822,424)	(1,185,001)	(2,650,341)

Class C	(54,971)	(112,043)	(84,080)	(160,286)

Class D	(61,382)	(168,572)	(21,276)	(55,316)

Total	(902,398)	(2,103,039)	(1,290,357)	(2,865,943)

Net realized short-term gain on investments:†

Class A	—	(125,405)	—	—

Class C	—	(8,656)	—	—

Class D	—	(13,453)	—	—

Total	—	(147,514)	—	—

Net realized long-term gain on investments:

Class A	(52,401)	(88,522)	—	—

Class C	(4,748)	(6,110)	—	—

Class D	(5,012)	(9,496)	—	—

Total	(62,161)	(104,128)	—	—

Decrease in Net Assets from Distributions	(964,559)	(2,354,681)	(1,290,357)	(2,865,943)

(Continued on page 17.)
---------------
See footnotes on page 17.

16

Statements of Changes in Net Assets
(Unaudited) (continued)

	California High-Yield Series		California Quality Series

	Six Months	Year	Six Months	Year
	Ended	Ended	Ended	Ended
	3/31/04	9/30/03	3/31/04	9/30/03

Transactions in Shares of Beneficial Interest:

Net proceeds from sales of shares	$234,160	$1,532,392	$592,319	$4,974,059

Investment of dividends	560,909	1,243,133	683,973	1,478,061

Exchanged from associated funds	144,989	15,772,060	108,419	1,676,737

Shares issued in payment of

gain distributions	45,728	182,579	—	—

Total	985,786	18,730,164	1,384,711	8,128,857

Cost of shares repurchased	(4,555,469)	(6,600,451)	(7,626,709)	(16,337,268)

Exchanged into associated funds	(1,337,949)	(23,587,901)	(377,688)	(2,788,344)

Total	(5,893,418)	(30,188,352)	(8,004,397)	(19,125,612)

Decrease in Net Assets from Transactions in Shares of Beneficial Interest	(4,907,632)	(11,458,188)	(6,619,686)	(10,996,755)

Decrease in Net Assets	(4,216,279)	(12,776,021)	(6,051,804)	(12,885,937)

Net Assets:

Beginning of period	47,111,312	59,887,333	68,850,390	81,736,327

End of Period*	$42,895,033	$47,111,312	$62,798,586	$68,850,390

_____________
* Including undistributed net investment income as follows: † For tax purposes, these distributions are considered ordinary income. See Notes to Financial Statements.	$140,646	$116,767	$194,683	$180,123

17

Statements of Changes in Net Assets
(Unaudited) (continued)

	Florida Series		North Carolina Series
	Six Months Ended 3/31/04	Year Ended 9/30/03	Six Months Ended 3/31/04	Year Ended 9/30/03

Operations:

Net investment income	$793,480	$1,654,688	$451,377	$995,783

Net realized gain on investments	1,818	66,794	90,990	41,191

Net change in unrealized appreciation of investments	43,585	(76,255)	(1,122)	(109,179)

Increase in Net Assets from Operations	838,883	1,645,227	541,245	927,795

Distributions to Shareholders:

Net investment income:

Class A	(678,456)	(1,439,063)	(389,092)	(875,583)

Class C	(77,549)	(140,805)	(43,232)	(82,387)

Class D	(24,463)	(57,918)	(11,021)	(25,624)

Total	(780,468)	(1,637,786)	(443,345)	(983,594)

Net realized short-term gain on investments:†

Class A	—	—	—	(21,521)

Class C	—	—	—	(2,424)

Class D	—	—	—	(803)

Total	—	—	—	(24,748)

Net realized long-term gain on investments:

Class A	(67,424)	(50,295)	(94,021)	(92,232)

Class C	(9,437)	(5,431)	(13,462)	(10,386)

Class D	(3,002)	(2,384)	(3,449)	(3,440)

Total	(79,863)	(58,110)	(110,932)	(106,058)

Decrease in Net Assets from Distributions	(860,331)	(1,695,896)	(554,277)	(1,114,400)

(Continued on page 19.)

---------------
See footnotes on page 19.

18

Statements of Changes in Net Assets
(Unaudited) (continued)

	Florida Series		North Carolina Series
	Six Months Ended 3/31/04	Year Ended 9/30/03	Six Months Ended 3/31/04	Year Ended 9/30/03

Transactions in Shares of Beneficial Interest:

Net proceeds from sales of shares	$3,329,594	$4,358,821	$347,194	$3,745,650

Investment of dividends	423,107	759,368	294,39	588,430

Exchanged from associated funds	322,306	1,566,632	252,007	4,162,491

Shares issued in payment of gain distributions	54,727	27,939	86,785	93,143

Total	4,129,734	6,712,760	980,382	8,589,714

Cost of shares repurchased	(2,673,931)	(8,503,284)	(1,832,509)	(5,956,929)

Exchanged into associated funds	(68,236)	(1,030,121)	(55,676)	(5,355,336)

Total	(2,742,167)	(9,533,405)	(1,888,185)	(11,312,265)

Increase (Decrease) in Net Assets from Transactions in Shares of Beneficial Interest	1,387,567	(2,820,645)	(907,803)	(2,722,551)

Increase (Decrease) in Net Assets	1,366,119	(2,871,314)	(920,835)	(2,909,156)

Net Assets:

Beginning of period	40,384,474	43,255,788	26,379,830	29,288,986

End of Period*	$41,750,593	$40,384,474	$25,458,995	$26,379,830

---------- * Including undistributed net investment income as follows:	$80,213	$67,995	$46,742	$43,575
†  For tax purposes, these distributions are considered ordinary income.
See Notes to Financial Statements.
19

19

Notes to Financial Statements (Unaudited)

1.
Multiple Classes of Shares — Seligman Municipal Series Trust (the "Trust") consists of four separate series: the "California High-Yield Series," the "California Quality Series," the "Florida Series," and the "North Carolina Series." Each Series of the Trust offers three classes of shares.

Class A shares are sold with an initial sales charge of up to 4.75% and a continuing service fee of up to 0.25% on an annual basis. Class A shares purchased in an amount of $1,000,000 or more are sold without an initial sales charge but are subject to a contingent deferred sales charge ("CDSC") of 1% on redemptions within 18 months of purchase.

Class C shares are sold primarily with an initial sales charge of up to 1% and a CDSC, if applicable, of 1% imposed on redemptions made within 18 months of purchase. Effective November 25, 2003, Class C shares purchased through certain financial intermediaries may be bought without an initial sales charge and with a 1% CDSC on redemptions made within 12 months of purchase. All Class C shares are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis.

Class D shares are sold without an initial sales charge but are subject to a distribution fee of up to 0.75% and a service fee of up to 0.25% on an annual basis, and a CDSC, if applicable, of 1% imposed on redemptions made within one year of purchase.

The three classes of shares for each Series represent interests in the same portfolio of investments, have the same rights and are generally identical in all respects except that each class bears its separate distribution and certain other class-specific expenses, and has exclusive voting rights with respect to any matter on which a separate vote of any class is required.

2.
Significant Accounting Policies — The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results may differ from these estimates. These unaudited interim financial statements reflect all adjustments which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal recurring nature. The following summarizes the significant accounting policies of the Trust:

a
Security Valuation — All municipal securities and other short-term holdings maturing in more than 60 days are valued based upon quotations provided by an independent pricing service or, in their absence, at fair value determined in accordance with procedures approved by the Trustees. Short-term holdings maturing in 60 days or less are generally valued at amortized cost.

b.
Federal Taxes — There is no provision for federal income tax. Each Series has elected to be taxed as a regulated investment company and intends to distribute substantially all taxable net income and net realized gains.

c.
Security Transactions and Related Investment Income — Investment transactions are recorded on trade dates. Identified cost of investments sold is used for both financial reporting and federal income tax purposes. Interest income is recorded on the accrual basis. The Trust amortizes discounts and premiums paid on bonds and other debt securities for financial reporting purposes.

Variable rate demand notes purchased by the Trust may be put back to the designated remarketing agent for the issue at par on any day, for settlement within seven days, and, accordingly, are treated as short-term holdings. These notes bear interest at a rate that resets daily or weekly. At March 31, 2004, the interest rates paid on these notes ranged from 1.00% to 1.15%.

20

Notes to Financial Statements (Unaudited)

d.
Multiple Class Allocations — Each Series’ income, expenses (other than class specific expenses), and realized and unrealized gains or losses are allocated daily to each class of shares of that Series based upon the relative value of the shares of each class. Class specific expenses, which include distribution and service fees and any other items that are specifically attributable to a particular class, are charged directly to such class. For the six months ended March 31, 2004, distribution and service fees were the only class specific expenses.

e.
Distributions to Shareholders — Dividends are declared daily and paid monthly. Other distributions paid by the Trust are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of any Series of the Trust.

3.	Purchases and Sales of Securities — Purchases and sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2004, were as follows:

Series	Purchases	Sales

California High-Yield	—	$4,520,760

California Quality	—	8,460,981

Florida	—	670,000

North Carolina	—	2,504,825

At March 31, 2004, the tax basis cost of investments for federal income tax purposes of each Series was less than the cost for financial reporting purposes due to the amortization of market discount for financial reporting purposes, offset, in part, for the California Quality Series by the tax deferral of losses on wash sales of $149,160. The tax basis cost and gross unrealized appreciation and depreciation of portfolio securities were as follows:

Series

	Tax Basis Cost	Total Unrealized Appreciation	Total Unrealized Depreciation

California High-Yield	$40,247,010	$2,165,444	$47,983

California Quality	57,814,894	4,136,179	—

Florida	37,983,607	3,067,046	—

North Carolina	23,093,900	1,965,165	—

4.
Management Fee, Distribution Services, and Other Transactions — J. & W. Seligman & Co. Incorporated (the "Manager") manages the affairs of the Trust and provides the necessary personnel and facilities. Compensation of all officers of the Trust, all trustees of the Trust who are employees of the Manager, and all personnel of the Trust and the Manager is paid by the Manager. The Manager’s fee is calculated daily and payable monthly, equal to 0.50% per annum of each Series’ average daily net assets. The Manager, at its discretion, agreed to waive a portion of its fees for the six months ended March 31, 2004 to limit the per annum fee of California High-Yield Series and Florida Series were $22,232 and $30,647, respectively. Such waiver may be discontinued at any time. Absent such waiver,Yield Series and Florida Series to 0.40% and 0.35%, respectively. For the six months ended March 31, 2004, the amounts of fees waived by the Manager for California High returns would have been lower.

21

Notes to Financial Statements (Unaudited)

Seligman Advisors, Inc. (the "Distributor"), agent for the distribution of the Trust’s shares and an affiliate of the Manager, received the following concessions from sales of Class A shares, after commissions were paid to dealers for sales of Class A and Class C shares:

Series	Distributor Concessions	Dealer Commissions

California High-Yield	$ 326	$ 3,038

California Quality	1,174	11,792

Florida	2,970	25,978

North Carolina	316	3,743

The Trust has an Administration, Shareholder Services and Distribution Plan (the "Plan") with respect to distribution of its shares. Under the Plan, with respect to Class A shares, service organizations can enter into agreements with the Distributor and receive continuing fees of up to 0.25% on an annual basis of the average daily net assets of the Class A shares attributable to the particular service organizations for providing personal services and/or the maintenance of shareholder accounts. The Distributor charges such fees to the Trust monthly pursuant to the Plan. For the six months ended March 31, 2004, for California High-Yield Series, California Quality Series, Florida Series, and North Carolina Series, fees incurred under the Plan aggregated to $18,540, $29,460, $42,760, and $27,552, respectively, or 0.10%, 0.10%, 0.25%, and 0.25%, respectively, per annum of average daily net assets of Class A shares.

Under the Plan, with respect to Class C shares and Class D shares, service organizations can enter into agreements with the Distributor and receive continuing fees for providing personal services and/or the maintenance of shareholder accounts of up to 0.25% on an annual basis of the average daily net assets of the Class C and Class D shares for which the organizations are responsible, and fees for providing other distribution assistance of up to 0.75% on an annual basis of such average daily net assets. Such fees are paid monthly by the Trust to the Distributor pursuant to the Plan. For the six months ended March 31, 2004, fees incurred under the Plan equivalent to 1% per annum of the average daily net assets of Class C and Class D shares were as follows:

Series	Class C	Class D

California High-Yield	$16,703	$18,755

California Quality	27,109	6,857

Florida	24,448	7,714

North Carolina	15,715	3,999

The Distributor is entitled to retain any CDSC imposed on certain redemptions of Class A, Class C and Class D shares. For the six months ended March 31, 2004, such charges amounted to $1,184 for California High-Yield Series, $1,209 for California Quality Series, $1,553 for Florida Series, and $480 for North Carolina Series.

Seligman Services, Inc., an affiliate of the Manager, is eligible to receive commissions from certain sales of Trust shares, as well as distribution and service fees pursuant to the Plan. For the six months ended March 31, 2004, Seligman Services, Inc. received commissions from the sales of shares of each Series and distribution and service fees, pursuant to the Plan, as follows:

Series	Commissions	Distribution and Service Fees

California High-Yield	$850	$2,266

California Quality	665	1,792

Florida	417	2,145

North Carolina	—	1,188

22

Notes to Financial Statements (Unaudited)

Seligman Data Corp., which is owned by certain associated investment companies, charged each Series at cost for shareholder account services in accordance with a methodology approved by the Trust’s trustees as follows:

Series

California High-Yield	$47,948

California Quality	58,698

Florida	41,007

North Carolina	24,352

Costs of Seligman Data Corp. directly attributable to a Series were charged to that Series. The remaining charges were allocated to each Series by Seligman Data Corp. pursuant to a formula based on each Series’ net assets, shareholder transaction volume and number of shareholder accounts.

The Trust and certain other associated investment companies (together, the "Guarantors") have severally but not jointly guaranteed the performance and observance of all the terms and conditions of two leases entered into by Seligman Data Corp., including the payment of rent by Seligman Data Corp. (the "Guaranties"). The leases and the Guaranties expire in September 2008 and January 2009. The obligation of the Trust to pay any amount due under either Guaranty is limited to a specified percentage of the full amount, which generally is based on the Trust’s percentage of the expenses billed by Seligman Data Corp. to all Guarantors in the preceding calendar quarter. As of March 31, 2004, the Trust’s potential obligation under the Guaranties is $71,300. As of March 31, 2004, no event has occurred which would result in the Trust becoming liable to make any payment under a Guaranty. Each Series would bear a portion of any payments made by the Trust under the Guaranties. A portion of rent paid by Seligman Data Corp. is charged to the Trust as part of Seligman Data Corp.’s shareholder account services cost.

Certain officers and trustees of the Trust are officers or directors of the Manager, the Distributor, Seligman Services, Inc., and/or Seligman Data Corp.

The Trust has a compensation agreement under which trustees who receive fees may elect to defer receiving such fees. Trustees may elect to have their deferred fees accrue interest or earn a return based on the performance of selected Series of the Trust or other funds in the Seligman Group of Investment Companies. Deferred fees and related accrued earnings are not deductible for federal income tax purposes until such amounts are paid. The cost of such fees and earnings/losses accrued thereon is included in trustees’ fees and expenses, and the accumulated balances thereof at March 31, 2004, are included in accrued expenses and other liabilities as follows:

Series

California High-Yield	$10,397

California Quality	10,597

Florida	6512

North Carolina	5,415

5.
Committed Line of Credit — The Trust is a participant in a joint $445 million committed line of credit that is shared by substantially all open nd funds in the Seligman Group of Investment Companies. Each Series’ borrowings are limited to 10% of its net assets. Borrowings pursuant to the credit facility are subject to interest at a per annum rate equal to the overnight federal funds rate plus 0.50%. Each Series incurs a commitment fee of 0.10% per annum on its share of the unused portion of the credit facility. The credit facility may be drawn upon only for temporary purposes and is subject to certain other customary restrictions. The credit facility commitment expires in June 2004, but is renewable annually with the consent of the participating banks. For the six months ended March 31, 2004, the Trust did not borrow from the credit facility.

23

Notes to Financial Statements (Unaudited)

6.
Capital Loss Carryforward — At September 30, 2003, the California Quality Series had a net capital loss carryforward for federal income tax purposes of $19,034, expiring in 2011, which is available for offset against future taxable net capital gains. Accordingly, no capital gain distributions are expected to be paid to shareholders of this Series until net capital gains have been realized in excess of the available capital loss carryforward

7.	Transactions in Shares of Beneficial Interest — Transactions in Shares of Beneficial Interest were as follows:

California High-Yield Series

	Six Months ended 3/31/04		Year Ended 9/30/03

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	27,182	$179,733	124,441	$818,547

Investment of dividends	71,390	473,838	157,158	1,034,298

Exchanged from associated funds	20,507	135,072	2,378,200	15,699,417

Shares issued in payment of gain distributions	5,700	37,619	23,350	152,707

Total	124,779	826,262	2,683,149	17,704,969

Cost of shares repurchased	(565,843)	(3,745,600)	(818,165)	(5,389,247)

Exchanged into associated funds	(24,762)	(165,228)	(3,546,399)	(23,415,548)

Total	(590,605)	(3,910,828)	(4,364,564)	(28,804,795)

Decrease	(465,826)	$(3,084,566)	(1,681,415)	$(11,099,826)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	7,233	$47,527	87,104	$579,047

Investment of dividends	6,356	42,213	12,010	79,055

Exchanged from associated funds	—	—	145	980

Shares issued in payment of gain distributions	618	4,087	1,861	12,188

Total	14,207	93,827	101,120	671,270

Cost of shares repurchased	(73,611)	(489,371)	(84,856)	(561,520)

Exchanged into associated funds	—	—	(654)	(4,386)

Total	(73,611)	(489,371)	(85,510)	(565,906)

Increase (decrease)	(59,404)	$(395,544)	15,610	$105,364

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	1,029	$6,900	20,466	$134,798

Investment of dividends	6,766	44,858	19,706	129,780

Exchanged from associated funds	1,501	9,917	10,918	71,663

Shares issued in payment of gain distributions	609	4,022	2,700	17,684

Total	9,905	65,697	53,790	353,925

Cost of shares repurchased	(48,375)	(320,498)	(98,831)	(649,684)

Exchanged into associated funds	(178,692)	(1,172,721)	(25,719)	(167,967)

Total	(227,067)	(1,493,219)	(124,550)	(817,651)

Decrease	(217,162)	$(1,427,522)	(70,760)	$(463,726)

24

Notes to Financial Statements (Unaudited)

California Quality Series

	Six Months ended 3/31/04		Year Ended 9/30/03

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	55,026	$376,139	454,386	$3,116,697

Investment of dividends	91,155	631,037	197,996	1,362,841

Exchanged from associated funds	11,540	79,702	203,496	1,398,476

Total	157,721	1,086,878	855,878	5,878,014

Cost of shares repurchased	(930,620)	(6,435,360)	(2,189,530)	(15,075,151)

Exchanged into associated funds	(45,864)	(318,555)	(330,355)	(2,269,490)

Total	(976,484)	(6,753,915)	(2,519,885)	(17,344,641)

Decrease	(818,763)	$(5,667,037)	(1,664,007)	$(11,466,627)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	31,143	$215,380	265,193	$1,852,962

Investment of dividends	6,103	42,092	12,819	87,959

Exchanged from associated funds	539	3,717	33,331	228,840

Total	37,785	261,189	311,343	2,169,761

Cost of shares repurchased	(135,317)	(928,942)	(118,463)	(807,896)

Exchanged into associated funds	(8,583)	(59,133)	(72,952)	(497,851)

Total	(143,900)	(988,075)	(191,415)	(1,305,747)

Increase (decrease)	(106,115)	$(726,886)	119,928	$864,014

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	117	$800	642	$4,400

Investment of dividends	1,573	10,844	3,975	27,261

Exchanged from associated funds	3,634	25,000	7,117	49,421

Total	5,324	36,644	11,734	81,082

Cost of shares repurchased	(38,172)	(262,407)	(66,877)	(454,221)

Exchanged into associated funds	—	—	(3,098)	(21,003)

Total	(38,172)	(262,407)	(69,975)	(475,224)

Decrease	(32,848)	$(225,763)	(58,241)	$(394,142)

25

Notes to Financial Statements (Unaudited)

Florida Series

	Six Months ended 3/31/04		Year Ended 9/30/03

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	297,184	$2,400,219	330,311	$2,643,315

Investment of dividends	44,374	358,439	82,805	663,209

Exchanged from associated funds	36,188	293,048	91,095	728,063

Shares issued in payment of gain distributions	5,773	46,453	3,134	24,817

Total	383,519	3,098,159	507,345	4,059,404

Cost of shares repurchased	(225,031)	(1,809,367)	(896,691)	(7,170,449)

Exchanged into associated funds	(6,020)	(48,259)	(27,024)	(214,892)

Total	(231,051)	(1,857,626)	(923,715)	(7,385,341)

Increase (decrease)	152,468	$1,240,533	(416,370)	$(3,325,937)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	109,023	$879,380	183,875	$1,476,270

Investment of dividends	6,309	51,089	8,646	69,506

Exchanged from associated funds	—	—	90,205	720,768

Shares issued in payment of gain distributions	803	6,480	326	2,587

Total	116,135	936,949	283,052	2,269,131

Cost of shares repurchased	(94,131)	(763,778)	(87,747)	(708,656)

Exchanged into associated funds	(2,236)	(18,049)	(90,461)	(722,729)

Total	(96,367)	(781,827)	(178,208)	(1,431,385)

Increase	19,768	$155,122	104,844	$837,746

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	6,172	$49,995	29,901	$239,236

Investment of dividends	1,678	13,579	3,324	26,653

Exchanged from associated funds	3,625	29,258	14,714	117,801

Shares issued in payment of gain distributions	223	1,794	67	535

Total	11,698	94,626	48,006	384,225

Cost of shares repurchased	(12,526)	(100,786)	(78,115)	(624,179)

Exchanged into associated funds	(239)	(1,928)	(11,394)	(92,500)

Total	(12,765)	(102,714)	(89,509)	(716,679)

Decrease	(1,067)	$(8,088)	(41,503)	$(332,454)

26

Notes to Financial Statements (Unaudited)

North Carolina Series

	Six Months ended 3/31/04		Year Ended 9/30/03

Class A	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	10,401	$85,024	366,967	$2,960,033

Investment of dividends	32,387	263,415	65,938	531,292

Exchanged from associated funds	62	500	511,231	4,106,760

Shares issued in payment of gain distributions	8,868	71,813	10,034	79,874

Total	51,718	420,752	954,170	7,677,959

Cost of shares repurchased	(195,513)	(1,589,664)	(628,493)	(5,067,401)

Exchanged into associated funds	(2,779)	(22,600)	(626,979)	(5,052,939)

Total	(198,292)	(1,612,264)	(1,255,472)	(10,120,340)

Decrease	(146,574)	$(1,191,512)	(301,302)	$(2,442,381)

Class C	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	29,522	$238,490	87,410	$703,100

Investment of dividends	2,917	23,672	5,449	43,875

Exchanged from associated funds	31,478	251,507	3,641	29,724

Shares issued in payment of gain distributions	1,544	12,493	1,375	10,933

Total	65,461	526,162	97,875	787,632

Cost of shares repurchased	(19,947)	(163,200)	(80,597)	(651,703)

Exchanged into associated funds	(4,094)	(33,076)	(37,696)	(302,397)

Total	(24,041)	(196,276)	(118,293)	(954,100)

Increase (decrease)	41,420	$329,886	(20,418)	$(166,468)

Class D	Shares	Amount	Shares	Amount

Net proceeds from sales of shares	2,936	$23,680	10,332	$82,517

Investment of dividends	900	7,309	1,648	13,263

Exchanged from associated funds	—	—	3,251	26,007

Shares issued in payment of gain distributions	307	2,479	294	2,336

Total	4,143	33,468	15,525	124,123

Cost of shares repurchased	(9,834)	(79,645)	(29,233)	(237,825)

Decrease	(5,691)	$(46,177)	(13,708)	$(113,702)

27

Notes to Financial Statements (Unaudited)

8.
Other Matters — The Manager conducted an extensive internal review in response to recent developments regarding disruptive or illegal trading practices within the mutual fund industry. As of September 2003, the Manager had one arrangement that permitted frequent trading in the Seligman registered investment companies ("Seligman Funds"). This arrangement was in the process of being closed down by the Manager before the first proceedings relating to trading practices within the mutual fund industry were publicly announced. Based on a review of the Manager’s records for 2001 through 2003, the Manager identified three other arrangements that had permitted frequent trading in the Seligman Funds. All three had already been terminated prior to the end of September 2002. The Securities and Exchange Commission (the "SEC"), the NASD and the Attorney General of the State of New York also are reviewing these matters.

In connection with the Manager’s internal review, the Manager has also reviewed its practice of placing some of the Seligman Funds’ orders to buy and sell portfolio securities with brokerage firms in recognition of their sales of Seligman Funds. This practice is permissible when done properly; however, the Manager believes that it may have violated applicable requirements for certain of such orders as a result of compensation arrangements the Manager had with certain brokerage firms. The Manager discontinued this practice entirely in October 2003. The Manager is confident that the execution of all such orders was consistent with its best execution obligations and that the Seligman Funds did not pay higher brokerage commissions than they would otherwise have paid for comparable transactions. The Manager has also responded fully to information requests from the SEC and the NASD relating to the Manager’s use of revenue sharing and fund portfolio brokerage commissions and will continue to provide additional information if, and as, requested.

The results of the Manager’s internal reviews were presented to the Independent Directors of the Seligman Funds. In order to resolve matters with the Independent Directors relating to the arrangements that permitted frequent trading, the Manager has made payments to three funds and has agreed to waive a portion of its management fee with respect to another fund. In order to resolve matters with the Independent Directors with regard to portfolio brokerage commissions, the Manager has made payments to each of twenty-four funds in an amount equal to the commissions paid by each such fund during the period from 1998 through 2003 to certain brokerage firms in recognition of sales of fund shares.

Neither Seligman Municipal Series Trust nor any of its Series was affected by either of the circumstances described above, and accordingly, they will not receive any payments from the Manager.

28

28

Financial Highlights (Unaudited)

The tables below are intended to help you understand the financial performance of each Class of each Series for the past five and one-half years or from its inception if less than five and one-half years. Certain information reflects financial results for a single share of a Class that was held throughout the periods shown. Per share amounts are calculated using average shares outstanding during the period. "Total return" shows the rate that you would have earned (or lost) on an investment in each Class, assuming you reinvested all your dividend and capital gain distributions. Total returns do not reflect any sales charges or taxes investors may incur on distributions or on the redemption of shares, and are not annualized for periods of less than one year.

California High-Yield Series

Class A
		Year Ended September 30,
	Six Months Ended 3/31/04	2003	2002Ø	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$6.59	$6.74	$6.63	$6.33	$6.28	$6.80

Income from Investment Operations:

Net investment income	0.14	0.28	0.29	0.30	0.32	0.31

Net realized and unrealized gain (loss) on investments	0.11	(0.12)	0.13	0.30	0.13	(0.50)

Total from Investment Operations	0.25	0.16	0.42	0.60	0.45	(0.19)

Less Distributions:

Dividends from net investment income	(0.14)	(0.28)	(0.29)	(0.30)	(0.32)	(0.31)

Distributions from net realized capital gain	(0.01)	(0.03)	(0.02)	—	(0.08)	(0.02)

Total Distributions	(0.15)	(0.31)	(0.31)	(0.30)	(0.40)	(0.33)

Net Asset Value, End of Period	$6.69	$6.59	$6.74	$6.63	$6.33	$6.28

Total Return:	3.81%	2.48%	6.50%	9.74%	7.49%	(2.82)%

(Continued on page 30.)
---------------
See footnotes on page 41.

29

Financial Highlights (Unaudited)

California High-Yield Series

Class A (continued)

			Year Ended September 30,
	Six Months Ended 3/31/04		2003	2002Ø	2001	2000	1999

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$36,301		$38,798	$51,011	$50,239	$47,915	$57,807

Ratio of expenses to average net assets	0.89	%†	0.88%	0.84%	0.70%	0.71	0.84%

Ratio of net investment income to average net assets	4.33	%†	4.24%	4.41%	4.69%	5.23%	4.71%

Portfolio turnover rate	—		4.43%	11.72%	2.95%	5.20%	27.61%

Without management fee waiver:**

Ratio of expenses to average net assets	0.99	%†	0.98%	0.94%	0.95%	0.91%

Ratio of net investment income to average net assets	4.23	%†	4.14%	4.31%	4.44%	5.04%

---------------
See footnotes on page 41.

30

Financial Highlights (Unaudited)

California High-Yield Series

Class C

		Year Ended September 30,
	Six Months Ended 3/31/04	2003	2002Ø	2001	2000	5/27/99* to 9/30/99

Per Share Data:

Net Asset Value, Beginning of Period	$6.60	$6.75	$6.64	$6.34	$6.29	$6.62

Income from Investment Operations:

Net investment income	0.11	0.22	0.23	0.25	0.27	0.09

Net realized and unrealized gain (loss) on investments	0.11	(0.12)	0.13	0.30	0.13	(0.33)

Total from Investment Operations	0.22	0.10	0.36	0.55	0.40	(0.24)

Less Distributions:

Dividends from net investment income	(0.11)	(0.22)	(0.23)	(0.25)	(0.27)	(0.09)

Distributions from net realized capital gain	(0.01)	(0.03)	(0.02)	—	(0.08)	—

Total Distributions	(0.12)	(0.25)	(0.25)	(0.25)	(0.35)	(0.09)

Net Asset Value, End of Period	$6.70	$6.60	$6.75	$6.64	$6.34	$6.29

Total Return:	3.34%	1.56%	5.57%	8.74%	6.53%	(3.79)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,140	$3,482	$3,457	$3,293	$1,546	$1,041

Ratio of expenses to average net assets	1.79%	1.78%	1.74%	1.60%	1.61%	1.72%†

Ratio of net investment income to average net assets	3.43%†	3.34%	3.51%	3.79%	4.33%	3.95%†

Portfolio turnover rate	—	4.43%	11.72%	2.95%	5.20%	27.61%††

Without management fee waiver:**

Ratio of expenses to average net assets	1.89%†	1.88%	1.84%	1.85%	1.81%

Ratio of net investment income to average net assets	3.33%†	3.24%	3.41%	3.54%	4.13%

---------------
See footnotes on page 41.

31

Financial Highlights (Unaudited)

California High-Yield Series

Class D

			Year Ended September 30,
	Six Months Ended 3/31/04		2003	2002Ø	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$6.60		$6.75	$6.64	$6.34	$6.29	$6.80

Income from Investment Operations:

Net investment income	0.11		0.22	0.23	0.25	0.27	0.25

Net realized and unrealized gain (loss) on investments	0.11		(0.12)	0.13	0.30	0.13	(0.49)

Total from Investment Operations	0.22		0.10	0.36	0.55	0.40	(0.24)

Less Distributions:

Dividends from net investment income	(0.11)		(0.22)	(0.23)	(0.25)	(0.27)	(0.25)

Distributions from net realized capital gain	(0.01)		(0.03)	(0.02)	—	(0.08)	(0.02)

Total Distributions	(0.12)		(0.25)	(0.25)	(0.25)	(0.35)	(0.27)

Net Asset Value, End of Period	$6.70		$6.60	$6.75	$6.64	$6.34	$6.29

Total Return:	3.34%		1.56%	5.57%	8.74%	6.53%	(3.54)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,454		$4,832	$5,419	$5,938	$5,880	$7,658

Ratio of expenses to average net assets	1.79	%†	1.78%	1.74%	1.60%	1.61%	1.74%

Ratio of net investment income to average net assets	3.43	%†	3.34%	3.51%	3.79%	4.33%	3.81%

Portfolio turnover rate	—		4.43%	11.72%	2.95%	5.20%	27.61%

Without management fee waiver:**

Ratio of expenses to average net assets	1.89	%†	1.88%	1.84%	1.85%	1.81%

Ratio of net investment income to average net assets	3.33	%†	3.24%	3.41%	3.54%	4.13%

---------------
See footnotes on page 41.

32

Financial Highlights (Unaudited)

California Quality Series

Class A

		Year Ended September 30,

	Six Months Ended 3/31/04	2003	2002Ø	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$6.88	$7.04	$6.90	$6.53	$6.42	$7.21

Income from Investment Operations:

Net investment income	0.14	0.27	0.29	0.30	0.30	0.31

Net realized and unrealized gain (loss) on investments	0.06	(0.16)	0.20	0.39	0.18	(0.56)

Total from Investment Operations	0.20	0.11	0.49	0.69	0.48	(0.25)

Less Distributions:

Dividends from net investment income	(0.14)	(0.27)	(0.29)	(0.30)	(0.30)	(0.31)

Distributions from net realized capital gain	—	—	(0.06)	(0.02)	(0.07)	(0.23)

Total Distributions	(0.14)	(0.27)	(0.35)	(0.32)	(0.37)	(0.54)

Net Asset Value, End of Period	$6.94	$6.88	$7.04	$6.90	$6.53	$6.42

Total Return:	2.90%	1.63%	7.29%	10.72%	7.95%	(3.68)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$56,413	$61,566	$74,713	$74,585	$70,905	$74,793

Ratio of expenses to average net assets	0.93%†	0.93%	0.87%	0.87%	0.87%	0.82%

Ratio of net investment income to average net assets	4.06%†	3.96%	4.23%	4.42%	4.83%	4.56%

Portfolio turnover rate	—	1.43%	6.40%	19.83%	1.33%	20.24%

---------------
See footnotes on page 41.

33

Financial Highlights (Unaudited)

California Quality Series

Class C

		Year Ended September 30,

	Six Months Ended 3/31/04	2003	2002Ø	2001	2000	5/27/99* to 9/30/99

Per Share Data:

Net Asset Value, Beginning of Period	$6.85	$7.01	$6.88	$6.51	$6.40	$6.75

Income from Investment Operations:

Net investment income	0.11	0.21	0.23	0.24	0.25	0.09

Net realized and unrealized gain (loss) on investments	0.06	(0.16)	0.18	0.39	0.18	(0.35)

Total from Investment Operations	0.17	0.05	0.41	0.63	0.43	(0.26)

Less Distributions:

Dividends from net investment income	(0.11)	(0.21)	(0.22)	(0.24)	(0.25)	(0.09)

Distributions from net realized capital gain	—	—	(0.06)	(0.02)	(0.07)	—

Total Distributions	(0.11)	(0.21)	(0.28)	(0.26)	(0.32)	(0.09)

Net Asset Value, End of Period	$6.91	$6.85	$7.01	$6.88	$6.51	$6.40

Total Return:	2.45%	0.72%	6.20%	9.81%	7.00%	(4.04)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$5,088	$5,772	$5,067	$1,952	$204	$10

Ratio of expenses to average net assets	1.83%†	1.83%	1.77%	1.77%	1.77%	1.72%†

Ratio of net investment income to average net assets	3.16%†	3.06%	3.33%	3.52%	3.93%	3.80%†

Portfolio turnover rate	—	1.43%	6.40%	19.83%	1.33%	20.24%††

---------------
See footnotes on page 41.

34

Financial Highlights (Unaudited)

California Quality Series

Class D

		Year Ended September 30,

	Six Months Ended 3/31/04	2003	2002Ø	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$6.85	$7.01	$6.88	$6.51	$6.40	$7.19

Income from Investment Operations:

Net investment income	0.11	0.21	0.23	0.24	0.25	0.25

Net realized and unrealized gain (loss) on investments	0.06	(0.16)	0.18	0.39	0.18	(0.56)

Total from Investment Operations	0.17	0.05	0.41	0.63	0.43	(0.31)

Less Distributions:

Dividends from net investment income	(0.11)	(0.21)	(0.22)	(0.24)	(0.25)	(0.25)

Distributions from net realized capital gain	—	—	(0.06)	(0.02)	(0.07)	(0.23)

Total Distributions	(0.11)	(0.21)	(0.28)	(0.26)	(0.32)	(0.48)

Net Asset Value, End of Period	$6.91	$6.85	$7.01	$6.88	$6.51	$6.40

Total Return:	2.45%	0.72%	6.20%	9.81%	7.00%	(4.58)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,298	$1,512	$1,956	$3,344	$3,666	$4,286

Ratio of expenses to average net assets	1.83%†	1.83%	1.77%	1.77%	1.77%	1.72%

Ratio of net investment income to average net assets	3.16%†	3.06%	3.33%	3.52%	3.93%	3.66%

Portfolio turnover rate	—	1.43%	6.40%	19.83%	1.33%	20.24%

---------------
See footnotes on page 41.

35

Financial Highlights (Unaudited)

Florida Series

Class A

			Year Ended September 30,

	Six Months Ended 3/31/04		2003	2002Ø	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$8.08		$8.08	$7.88	$7.48	$7.41	$8.07

Income from Investment Operations:

Net investment income	0.16		0.32	0.34	0.36	0.37	0.34

Net realized and unrealized gain (loss) on investments	0.02		0.01	0.20	0.43	0.11	(0.61)

Total from Investment Operations	0.18		0.33	0.54	0.79	0.48	(0.27)

Less Distributions:

Dividends from net investment income	(0.16)		(0.32)	(0.34)	(0.36)	(0.37)	(0.34)

Distributions from net realized capital gain	(0.02)		(0.01)	—	(0.03)	(0.04)	(0.05)

Total Distributions	(0.18)		(0.33)	(0.34)	(0.39)	(0.41)	(0.39)

Net Asset Value, End of Period	$8.08		$8.08	$8.08	$7.88	$7.48	$7.41

Total Return:	2.19%		4.16%	7.08%	10.78%	6.78%	(3.42)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$35,348		$34,131	$37,513	$36,695	$34,949	$37,606

Ratio of expenses to average net assets	0.98	%†	1.00%	0.94%	0.70%	0.72%	1.03%

Ratio of net investment income to average net assets	4.00	%†	3.98%	4.37%	4.70%	5.08%	4.38%

Portfolio turnover rate	—		12.51%	10.19%	9.57%	12.68%	18.31%

Without management fee waiver:**

Ratio of expenses to average net assets	1.13	%†	1.15%	1.09%	1.08%	1.09%

Ratio of net investment income to average net assets	3.85	%†	3.83%	4.22%	4.32%	4.71%

---------------
See footnotes on page 41.

36

Financial Highlights (Unaudited)

Florida Series

Class C

			Year Ended September 30,
	Six Months Ended 3/31/04		2003	2002Ø	2001	2000	5/27/99* to 9/30/99

Per Share Data:

Net Asset Value, Beginning of Period	$8.09		$8.10	$7.90	$7.50	$7.43	$7.83

Income from Investment Operations:

Net investment income	0.13		0.26	0.29	0.31	0.32	0.10

Net realized and unrealized gain (loss) on investments	0.02		—	0.19	0.43	0.11	(0.40)

Total from Investment Operations	0.15		0.26	0.48	0.74	0.43	(0.30)

Less Distributions:

Dividends from net investment income	(0.13)		(0.26)	(0.28)	(0.31)	(0.32)	(0.10)

Distributions from net realized capital gain	(0.02)		(0.01)	—	(0.03)	(0.04)	—

Total Distributions	(0.15)		(0.27)	(0.28)	(0.34)	(0.36)	(0.10)

Net Asset Value,End of Period	$8.09		$8.09	$8.10	$7.90	$7.50	$7.43

Total Return:	1.80%		3.24%	6.26%	9.97%	5.98%	(3.96)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$4,845		$4,686	$3,839	$2,274	$699	$254

Ratio of expenses to average net assets	1.73	%†	1.75%	1.69%	1.45%	1.47%	1.78%†

Ratio of net investment income to average net assets	3.25	%†	3.23%	3.62%	3.95%	4.33%	3.82%†

Portfolio turnover rate	—		12.51%	10.19%	9.57%	12.68%	18.31%††

Without management fee waiver:**

Ratio of expenses to average net assets	1.88	%†	1.90%	1.84%	1.83%	1.84%

Ratio of net investment income to average net assets	3.10	%†	3.08%	3.47%	3.57%	3.96%

_________ See footnotes on page 41.

37

Financial Highlights (Unaudited)

Florida Series

Class D

			Year Ended September 30,

	Six Months Ended 3/31/04		2003	2002Ø	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$8.10		$8.10	$7.90	$7.50	$7.43	$8.08

Income from Investment Operations:

Net investment income	0.13		0.26	0.29	0.31	0.32	0.28

Net realized and unrealized gain (loss) on investments	0.01		0.01	0.19	0.43	0.11	(0.60)

Total from Investment Operations	0.14		0.27	0.48	0.74	0.43	(0.32)

Less Distributions:

Dividends from net investment income	(0.13)		(0.26)	(0.28)	(0.31)	(0.32)	(0.28)

Distributions from net realized capital gain	(0.02)		(0.01)	—	(0.03)	(0.04)	(0.05)

Total Distributions	(0.15)		(0.27)	(0.28)	(0.34)	(0.36)	(0.33)

Net Asset Value, End of Period	$8.09		$8.10	$8.10	$7.90	$7.50	$7.43

Total Return:	1.67%		3.37%	6.26%	9.97%	5.98%	(4.01)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$1,558		$1,567	$1,904	$1,811	$1,463	$1,843

Ratio of expenses to average net assets	1.73	%†	1.75%	1.69%	1.45%	1.47%	1.78%

Ratio of net investment income to average net assets	3.25	%†	3.23%	3.62%	3.95%	4.33%	3.63%

Portfolio turnover rate	—		12.51%	10.19%	9.57%	12.68%	18.31%

Without management fee waiver:**

Ratio of expenses to average net assets	1.88	%†	1.90%	1.84%	1.83%	1.84%

Ratio of net investment income to average net assets	3.10	%†	3.08%	3.47%	3.57%	3.96%

---------------
See footnotes on page 41.

38

Financial Highlights (Unaudited)

North Carolina Series

Class A

		Year Ended September 30,

	Six Months Ended 3/31/04	2003	2002Ø	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$8.14	$8.19	$7.89	$7.54	$7.59	$8.30

Income from Investment Operations:

Net investment income	0.14	0.29	0.32	0.33	0.34	0.35

Net realized and unrealized gain (loss) on investments	0.03	(0.01)	0.31	0.37	0.05	(0.59)

Total from Investment Operations	0.17	0.28	0.63	0.70	0.39	(0.24)

Less Distributions:

Dividends from net investment income	(0.14)	(0.29)	(0.32)	(0.33)	(0.34)	(0.35)

Distributions from net realized capital gain	(0.03)	(0.04)	(0.01)	(0.02)	(0.10)	(0.12)

Total Distributions	(0.17)	(0.33)	(0.33)	(0.35)	(0.44)	(0.47)

Net Asset Value, End of Period	$8.14	$8.14	$8.19	$7.89	$7.54	$7.59

Total Return:	2.19%	3.51%	8.21%	9.52%	5.36%	(3.07)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$21,570	$22,778	$25,386	$25,737	$24,987	$27,224

Ratio of expenses to average net assets	1.17%†	1.19%	1.11%	1.13%	1.13%	1.06%

Ratio of net investment income to average net assets	3.57%†	3.65%	4.11%	4.29%	4.63%	4.38%

Portfolio turnover rate	—	10.00%	7.96%	5.61%	11.96%	1.52%

---------------
See footnotes on page 41.

39

Financial Highlights (Unaudited)

North Carolina Series

Class C

		Year Ended September 30,

	Six Months Ended 3/31/04	2003	2002Ø	2001	2000	5/27/99* to 9/30/99

Per Share Data:

Net Asset Value, Beginning of Period	$8.13	$8.18	$7.88	$7.54	$7.59	$7.97

Income from Investment Operations:

Net investment income	0.11	0.23	0.27	0.27	0.29	0.10

Net realized and unrealized gain (loss) on investments	0.03	(0.01)	0.30	0.36	0.05	(0.38)

Total from Investment Operations	0.14	0.22	0.57	0.63	0.34	(0.28)

Less Distributions:

Dividends from net investment income	(0.11)	(0.23)	(0.26)	(0.27)	(0.29)	(0.10)

Distributions from net realized capital gain	(0.03)	(0.04)	(0.01)	(0.02)	(0.10)	—

Total Distributions	(0.14)	(0.27)	(0.27)	(0.29)	(0.39)	(0.10)

Net Asset Value, End of Period	$8.13	$8.13	$8.18	$7.88	$7.54	$7.59

Total Return:	1.81%	2.74%	7.41%	8.59%	4.58%	(3.62)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$3,112	$2,778	$2,962	$2,049	$544	$10

Ratio of expenses to average net assets	1.92%†	1.94%	1.86%	1.88%	1.88%	1.80%†

Ratio of net investment income to average net assets	2.82%†	2.90%	3.36%	3.54%	3.88%	3.77%†

Portfolio turnover rate	—	10.00%	7.96%	5.61%	11.96%	1.52%††

_________ See footnotes on page 41.

40

Financial Highlights (Unaudited)

North Carolina Series

Class D

		Year Ended September 30,

	Six Months Ended 3/31/04	2003	2002Ø	2001	2000	1999

Per Share Data:

Net Asset Value, Beginning of Period	$8.13	$8.18	$7.88	$7.54	$7.59	$8.30

Income from Investment Operations:

Net investment income	0.11	0.23	0.27	0.27	0.29	0.29

Net realized and unrealized gain (loss) on investments	0.03	(0.01)	0.30	0.36	0.05	(0.59)

Total from Investment Operations	0.14	0.22	0.57	0.63	0.34	(0.30)

Less Distributions:

Dividends from net investment income	(0.11)	(0.23)	(0.26)	(0.27)	(0.29)	(0.29)

Distributions from net realized capital gain	(0.03)	(0.04)	(0.01)	(0.02)	(0.10)	(0.12)

Total Distributions	(0.14)	(0.27)	(0.27)	(0.29)	(0.39)	(0.41)

Net Asset Value, End of Period	$8.13	$8.13	$8.18	$7.88	$7.54	$7.59

Total Return:	1.81%	2.74%	7.41%	8.59%	4.58%	(3.79)%

Ratios/Supplemental Data:

Net assets, end of period (000s omitted)	$777	$824	$941	$1,514	$1,250	$1,682

Ratio of expenses to average net assets	1.92%†	1.94%	1.86%	1.88%	1.88%	1.81%

Ratio of net investment income to average net assets	2.82%†	2.90%	3.36%	3.54%	3.88%	3.63%

Portfolio turnover rate	—	10.00%	7.96%	5.61%	11.96%	1.52%

-------------
*	Commencement of offering of Class C shares.
**	During the periods stated, the Manager, at its discretion, waived portions of its management fees for California High-Yield Series and Florida Series (Note 4).
†	Annualized.
††	For the year ended September 30, 1999.
ø
As required, effective October 1, 2001, the Trust adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing market discounts on portfolio securities for financial reporting purposes. The effect of this change, for the year ended September 30, 2002, was to increase net investment income and decrease net realized and unrealized gain on investments per share by less than $0.01 for each share class of each Series and to increase the ratio of net investment income to average net assets of each share class of the California High-Yield and Florida Series by 0.04% and each share class of the California Quality and North Carolina Series by 0.05%. The per share data and ratios for periods prior to October 1, 2001, have not been restated.

See Notes to Financial Statements.

41

Trustees

Robert B. Catell 2, 3	William C. Morris

• Chairman, Chief Executive Officer and Director,	• Chairman, J. & W. Seligman & Co. Incorporated
KeySpan Corporation	• Chairman, Carbo Ceramics Inc.

John R. Galvin 1, 3	Leroy C. Richie 1, 3

• Dean Emeritus, Fletcher School of Law and Diplomacy	• Chairman and Chief Executive Officer, Q Standards Worldwide, Inc.
at Tufts University	• Director, Kerr-McGee Corporation

Alice S. Ilchman 2, 3	Robert L. Shafer 2, 3

• President Emerita, Sarah Lawrence College • Director, Jeannette K. Watson Summer Fellowship • Trustee, Committee for Economic Development	• Retired Vice President, Pfizer Inc.

Frank A. McPherson 2, 3	James N. Whitson 1, 3

• Retired Chairman of the Board and Chief	• Retired Executive Vice President and Chief
Executive Officer, Kerr-McGee Corporation	Operating Officer, Sammons Enterprises, Inc.
• Director, ConocoPhillips
• Director, Integris Health

John E. Merow 1, 3	Brian T. Zino

• Retired Chairman and Senior Partner, Sullivan & Cromwell LLP • Director, Commonwealth Industries, Inc. • Trustee, New York-Presbyterian Hospital	• Director and President, J. & W. Seligman & Co. Incorporated • Chairman, Seligman Data Corp. • Chairman, ICI Mutual Insurance Company • Member of the Board of Governors, Investment Company Institute

Betsy S. Michel 1, 3
• Trustee, The Geraldine R. Dodge Foundation	Member:	1 Audit Committee 2 Director Nominating Committee 3 Board Operations Committee

Executive Officers

William C. Morris	Thomas G. Rose

Chairman	Vice President

Brian T. Zino	Lawrence P. Vogel

President and Chief Executive Officer	Vice President and Treasurer

Eileen A. Comerford	Frank J. Nasta

Vice President	Secretary

Thomas G. Moles

Vice President

42

Glossary of Financial Terms

Capital Gain Distribution — A payment to mutual fund shareholders of profits realized on the sale of securities in a fund’s portfolio.

Capital Appreciation/Depreciation — An increase or decrease in the market value of a mutual fund’s portfolio securities, which is reflected in the net asset value of the fund’s shares. Capital appreciation/depreciation of an individual security is in relation to the original purchase price.

Compounding — The change in the value of an investment as shareholders receive earnings on their investment’s earnings. For example, if $1,000 is invested at a fixed rate of 7% a year, the initial investment is worth $1,070 after one year. If the return is compounded, second year earnings will not be based on the original $1,000, but on the $1,070, which includes the first year’s earnings.

Contingent Deferred Sales Charge (CDSC) — Depending on the class of shares owned, a fee charged by a mutual fund when shares are sold back to the fund. The CDSC expires after a fixed time period.

Dividend — A payment by a mutual fund, usually derived from the fund’s net investment income (dividends and interest less expenses).

Dividend Yield — A measurement of a fund’s dividend as a percentage of the maximum offering price or net asset value.

Expense Ratio — The cost of doing business for a mutual fund, expressed as a percent of the fund’s net assets.

Investment Objective — The shared investment goal of a fund and its shareholders.

Management Fee — The amount paid by a mutual fund to its investment advisor(s).

Multiple Classes of Shares — Although an individual mutual fund invests in only one portfolio of securities, it may offer investors several purchase options which are "classes" of shares. Multiple classes permit shareholders to choose the fee structure that best meets their needs and goals. Generally, each class will differ in terms of how and when sales charges and certain fees are assessed.

National Association of Securities Dealers, Inc. (NASD) — A self-regulatory body with authority over firms that distribute mutual funds.

Net Asset Value (NAV) Per Share — The market worth of one fund share, obtained by adding a mutual fund’s total assets (securities, cash, and any accrued earnings), subtracting liabilities, and dividing the resulting net assets by the number of shares outstanding.

Offering Price — The price at which a mutual fund’s share can be purchased. The offering price per share is the current net asset value plus any sales charge.

43

Glossary of Financial Terms

Portfolio Turnover — A measure of the trading activity in a mutual fund’s investment portfolio that reflects how often securities are bought and sold.

Prospectus — The legal document describing a mutual fund to all prospective shareholders. It contains information required by the Securities and Exchange Commission (SEC), such as a fund’s investment objective and policies, services, investment restrictions, how shares are bought and sold, fund fees and other charges, and the fund’s financial highlights.

SEC Yield — SEC Yield refers to the net income earned by a fund during a recent 30-day period. This income is annualized and then divided by the maximum offering price per share on the last day of the 30-day period. The SEC Yield formula reflects semiannual compounding.

Securities and Exchange Commission — The primary US federal agency that regulates the registration and distribution of mutual fund shares.

Statement of Additional Information — A document that contains more detailed information about an investment company and that supplements the prospectus. It is avail able at no charge upon request.

Total Return — A measure of a fund’s performance encompassing all elements of return. Reflects the change in share price over a given period and assumes all distributions are taken in additional fund shares. The Average Annual Total Return represents the average annual compounded rate of return for the periods presented.

Wash Sale — A sale of securities in which a taxpayer has acquired substantially identical securities within a period beginning thirty days before and ending thirty days after the date of the sale (a sixty-one day period). A loss resulting from such a sale is not currently deductible for federal income tax purposes, but a gain is taxable.

Yield on Securities — For bonds, the current yield is the coupon rate of interest, divided by the purchase price. For stocks, the yield is measured by dividing dividends paid by the market price of the stock.

-------------
Adapted from the Investment Company Institute’s 2002 Mutual Fund Fact Book and the AICPA Audit and Accounting Guide: Audits of Investment Companies dated May 1, 2001.

44

Manager
J. & W. Seligman & Co. Incorporated
100 Park Avenue • New York, NY 10017

General Distributor
Seligman Advisors, Inc.
100 Park Avenue • New York, NY 10017

Shareholder Service Agent
Seligman Data Corp.
100 Park Avenue • New York, NY 10017

General Counsel
Sullivan & Cromwell LLP

For More Information
Important Telephone Numbers
(800) 221-2450   Shareholder Services
(212) 682-7600   Outside the United States
(800) 622-4597   24-Hour Automated Telephone
                             Access Service

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Beneficial Interest of each Series of Seligman Municipal Series Trust, which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

TEB3 3/04

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.	SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 9.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 10.	CONTROLS AND PROCEDURES.

(a)
The registrant's principal executive officer and principal financial officer have concluded, based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures provide reasonable assurance that material information required to be disclosed by the registrant in the report it files or submits on Form N-CSR is recorded, processed, summarized and reported, within the time periods specified in the Commission's rules and forms and that such material information is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, as appropriate, in order to allow timely decisions regarding required disclosure.

(b)
The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 11.	EXHIBITS.

(a)(1)	Not applicable.

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(a)(3)	Not applicable.

(b)	Certifications of chief executive officer and chief financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELIGMAN MUNICIPAL SERIES TRUST

By:	/S/	BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:		June 3, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant in the capacities and on the dates indicated.

By:	/S/	BRIAN T. ZINO
Brian T. Zino
President and Chief Executive Officer

Date:		June 3, 2004

By:	/S/	LAWRENCE P. VOGEL
Lawrence P. Vogel
Vice President, Treasurer and Chief Financial Officer

Date:		June 3, 2004

SELIGMAN MUNICIPAL SERIES TRUST

EXHIBIT INDEX

(a)(2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b)	Certification of chief executive officer and chief financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940.